NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended
	Jul. 15, 2020	Dec. 25, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Current liabilities			$ 96,000	$ 96,000	$ 0
Balance of amount				$ 311,604
Promissory Note A [Member]
Principal amount		$ 3,000,000
Interest rate		5.00%
Payable of year		36 years
Promissory Note B [Member]
Principal amount		$ 2,000,000
Interest rate		5.00%
Payable of year		48 years
Ms. Williams [Member]
Monthly payment of debts	$ 8,000
Principal amount		$ 383,604